Related party transactions (Details)				12 Months Ended
	Dec. 10, 2025	Sep. 13, 2024	Aug. 15, 2024	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 CAD ($) $ / shares shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 CAD ($) $ / shares shares	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Jul. 31, 2023
Related party transactions (Details) [Line Items]
Annual interest rate percentage										10.00%
Payment made by the CEO (in Dollars)							$ 400,000
Payment the loan (in Dollars)					$ 800,000
Accrued management bonuses				$ 645,570
Company closed non-brokered private placement and issued, description	the Company closed a non-brokered private placement and issued 30 Class A multiple Voting Shares at a price of C$25 per Class A Multiple Voting Share for aggregate gross proceeds of C$750 to two non-arm’s length parties, with each receiving 15 Class A Multiple Voting Shares.	the Company closed a non-brokered private placement and issued 6 Class A Multiple Voting Shares at a price of $6 per Class A Multiple Voting Share for gross proceeds of C$36 to the same two non-arm’s length parties, with each entity receiving 3 Class A Multiple Voting Shares.	the Company closed a non-brokered private placement and issued 4 Class A Multiple Voting Shares at a price of C$18 per Class A Multiple Voting Share for aggregate gross proceeds of C$72 to two non-arm’s length parties, with each entity receiving 2 Class A Multiple Voting Shares.
Right-of-use asset recognized				102,320		$ 53,488
Accounts payable and accrued liabilities				645,570
Directors [Member]
Related party transactions (Details) [Line Items]
Director’s compensation				$ 121,713		$ 161,048		$ 175,140
Performance Share Units [Member]
Related party transactions (Details) [Line Items]
Number of performance share units granted (in Shares) | shares				120,692	120,692
Performance Share Units [Member] | Bottom of range [member]
Related party transactions (Details) [Line Items]
Exercise prices per shares (in Dollars per share) | $ / shares					$ 6.6		$ 5.25
Performance Share Units [Member] | Top of range [member]
Related party transactions (Details) [Line Items]
Exercise prices per shares (in Dollars per share) | $ / shares					$ 24.5		$ 5.6
Chief Executive Officers [Member]
Related party transactions (Details) [Line Items]
Secured loan agreement (in Dollars)									$ 1,200,000
Monthly payments (in Dollars)									$ 6,000
Annual interest rate percentage								6.00%	6.00%
Subsequently reduced monthly payment (in Dollars)							$ 4,000
Officers And Employees [Member]
Related party transactions (Details) [Line Items]
Total shares granted (in Shares) | shares						23,000	23,000
Performance share units cancelled (in Shares) | shares						30,768	30,768
RSUs issued (in Shares) | shares						30,768	30,768
CEO and CFO [Member]
Related party transactions (Details) [Line Items]
Total shares granted (in Shares) | shares						248,160	248,160
Fair value of total shares granted						$ 1,017,456